Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 278,300,000.00
Previously Paid Amount	0.00
Total Fee Amount	42,607.73
Total Offset Amount	0.00
Net Fee	$ 42,607.73